OTHER OPERATING REVENUES	12 Months Ended
Dec. 31, 2017
OTHER OPERATING REVENUES [abstract]
Disclosure of other operating revenues	3. OTHER OPERATING REVENUES
	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Sale of materials, service and others	41,524	49,812	58,930
Rental income	974	909	793

	42,498	50,721	59,723